Note 10 - Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	$ (2,053)	$ (2,112)	$ (2,544)
Deferred tax assets liabilities, balance	(2,112)	(1,347)	(2,053)
Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	(1)	(1)	(26)
Credit/(charged) to comprehensive income		1	25
Deferred tax assets liabilities, balance	(1)		(1)
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	2,054	2,113	2,570
Credit/(charged) to comprehensive income	59	(766)	(516)
Deferred tax assets liabilities, balance	2,113	1,347	2,054
Unused tax losses [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	1,005	1,005	1,585
Credit/(charged) to comprehensive income		(191)	(580)
Deferred tax assets liabilities, balance	1,005	814	1,005
Allowance for credit losses [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	(1)	(1)	(8)
Credit/(charged) to comprehensive income		1	7
Deferred tax assets liabilities, balance	(1)		(1)
Other temporary differences [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance			(18)
Credit/(charged) to comprehensive income			18
Deferred tax assets liabilities, balance
Other temporary differences [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	1,049	1,108	985
Credit/(charged) to comprehensive income	59	(575)	64
Deferred tax assets liabilities, balance	$ 1,108	$ 533	$ 1,049